INCOME TAXES (Components of the Income Tax Expense (Recovery)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Current:
Current income tax expense	$ 658	$ 353
Deferred:
Deferred income tax expense	59	45
Income tax expense (recovery)	$ 717	$ 398